Customer deposits	12 Months Ended
Dec. 31, 2020
Customer deposits
Customer deposits	29 Customer deposits

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Current and savings accounts	—	405,853

It represented customer deposits held by OneConnect Bank.